Share-based compensation - Options on USD-denominated listed share (Detail) - United States of America, Dollars	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	928,975
Option plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	928,975	1,633,868
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 26.26	$ 26.13
Number of share options exercised in share-based payment arrangement	663,191
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 26.20
Number of share options expired in share-based payment arrangement	41,702
Weighted average exercise price of share options expired in share-based payment arrangement	$ 22.13
Number of share options exercisable in share-based payment arrangement	928,975
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 26.26